Submission	Apr. 07, 2026
Submission [Line Items]
Central Index Key	0002094076
Registrant Name	Starlink AI Acquisition Corp
Registration File Number	333-292878
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES